Note 1 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2020
Number of Full Service Branches	27
Target Percentage of Loans Requiring Review	100.00%
Minimum Existing Loan Requiring Review	$ 2,000,000.0
Minimum New Loan Requiring Review	500,000
Minimum Other Loans Amount Requiring Evaluated for Impairment	500,000
Minimum Troubled Debt Restructuring Amount Requiring Evaluated for Impairment	100,000
Debt Securities, Trading	0	$ 0
Federal Home Loan Bank Stock, Minimum Investment	3,400,000
Goodwill, Impairment Loss	0	0
Advertising Expense	$ 2,736,000	2,487,000	$ 2,498,000
Number of Operating Segments	1
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Total	$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member] | Accounting Standards Update 2016-13 [Member] | Pro Forma [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage				2.00%
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Maximum [Member] | Accounting Standards Update 2016-13 [Member] | Pro Forma [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage				6.00%
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	27.00%	23.00%
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	35.00%	36.00%
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	24.00%	21.00%